Property and Equipment - Schedule of Property and Equipment (Details) (10 K) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Computer hardware and software	$ 17	$ 10
Crypto-currency mining machines		3,685
Property and equipment, gross	17	3,695
Less: Accumulated depreciation	(17)	(579)
Property and equipment, net		$ 3,116